Schedule of Investments
February 28, 2026 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 86.91%

Beverages - 1.68%
The Coca-Cola Co.	14,300	1,166,308

Biological Products (No Diagnostic Substances) - 5.76%
Amgen, Inc.	5,120	1,987,379
Gilead Sciences, Inc.	13,500	2,010,825

		3,998,204

Crude Petroleum & Natural Gas - 4.50%
Shell plc ADR	37,400	3,123,274

Fire, Marine & Casualty Insurance - 2.16%
Chubb Ltd. (Switzerland)	4,400	1,499,784

Footwear (No Rubber) - 0.62%
Steven Madden Ltd.	12,000	433,200

Leather & Leather Products- 4.30%
Tapestry, Inc.	19,200	2,985,024

Metal Mining - 1.94%
BHP Group Ltd. ADR (2)	16,500	1,345,905

Motor Vehicle Parts & Accessories - 1.44%
Gentex Corp.	42,820	1,001,988

National Commercial Banks - 3.07%
Bank of America Corp.	42,770	2,131,229

Petroleum Refining - 2.90%
Valero Energy Corp.	9,830	2,011,611

Pharmaceutical Preparations - 14.08%
Bristol Myers Squibb Co.	26,340	1,642,826
GSK plc ADR	34,164	2,020,117
Johnson & Johnson	6,200	1,540,266
Novartis AG ADR (2)	18,100	3,052,022
Prestige Consumer Healthcare, Inc. (2)	21,966	1,522,244

		9,777,475

Retail-Apparel and Accessory Stores - 0.43%
Torrid Holdings, Inc. (2)	293,082	298,944

Retail-Catalog & Mail-Order Houses - 1.31%
Amazon.com, Inc. (2)	4,340	911,400

Retail-Family Clothing Stores - 1.39%
Ross Stores, Inc.	4,700	966,508

Retail-Grocery Stores - 1.94%
The Kroger Co.	19,700	1,344,328

Savings Institutions, Not Federally Chartered - 0.75%
Southern Missouri Bancorp, Inc.	8,440	522,520

Security Brokers, Dealers & Flotation Companies - 2.05%
The Charles Schwab Corp.	14,940	1,422,288

State Commercial Banks - 6.62%
Bank of New York Mellon Corp.	35,930	4,279,263
Old Second Bancorp, Inc.	16,189	317,790

		4,597,053

Services-Business Services NEC - 2.85%
eBay, Inc.	15,140	1,375,620
Maplebear, Inc. (2)	14,000	525,140
Paysafe Ltd. (United Kingdom) (2)	12,500	78,250

		1,979,010

Services-Computer Programming, Data Processing, Etc. - 9.47%
Alphabet, Inc. Class A	21,100	6,578,136

Services - Prepackaged Software - 2.73%
Adobe, Inc. (2)	2,350	616,664
Check Point Software Technologies Ltd. (Israel) (2)	8,400	1,277,388

		1,894,052

Transportation Services - 2.10%
Booking Holdings, Inc.	344	1,458,336

Wholesale-Drugs Proprietaries & Druggists' Sundries - 10.27%
Cencora, Inc.	7,490	2,787,329
McKesson Corp.	4,400	4,344,428

		7,131,757

Wholesale-Electronic Parts & Equipment, NEC - 1.62%
Ituran Location & Control Ltd. (Israel)	23,414	1,123,872

Wholesale-Groceries, General Line - 0.95%
United Natural Foods, Inc. (2)	17,300	661,033

Total Common Stock	(Cost $ 35,183,226)	60,363,239

Money Market Fund - 12.98%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.54% (3)	9,018,670	9,018,670

Total Money Market Fund	(Cost $ 9,018,670)	9,018,670

Total Investments - 99.89%	(Cost $ 44,201,896)	69,381,910

Other Assets Less Liabilities - 0.11%		75,217

Total Net Assets - 100.00%		69,457,126

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 27, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$69,381,910	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$69,381,910	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 27, 2026.
ADR - American Depositary Receipt
PLC- Public Limited Company
AG - Aktiengesellschaft, a German term for a public limited company.